BRU-Q1

Quarterly Report
August 31, 2026
MFS®  Blended Research®
Value Equity Fund

Portfolio of Investments
8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 2.4%
Curtiss-Wright Corp.	1,188	$692,045
General Dynamics Corp.	13,665	5,074,498
Leidos Holdings, Inc.	6,409	898,606
RTX Corp.	8,151	1,693,207
		$8,358,356
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	9,379	$1,225,085
Auto & Auto Components – 0.2%
Aptiv PLC (a)	15,916	$712,400
Brokerage & Asset Managers – 4.2%
Ameriprise Financial, Inc.	6,869	$3,799,313
Interactive Brokers Group, Inc.	21,111	2,053,889
Northern Trust Corp.	29,757	5,521,709
Raymond James Financial, Inc.	20,088	3,579,079
		$14,953,990
Business Services – 1.3%
Accenture PLC, “A”	7,378	$1,400,049
Cognizant Technology Solutions Corp., “A”	16,343	1,055,431
GoDaddy, Inc. (a)	11,053	1,081,868
Verisk Analytics, Inc., “A”	5,657	1,096,213
		$4,633,561
Chemicals – 1.4%
Albemarle Corp.	14,633	$1,975,016
Eastman Chemical Co.	18,236	1,321,016
Linde PLC	3,448	1,688,072
		$4,984,104
Construction – 1.5%
CRH PLC	28,436	$2,681,230
Ferguson Enterprises, Inc.	8,015	1,799,448
Masco Corp.	13,665	986,066
		$5,466,744
Consumer Products – 1.2%
Colgate-Palmolive Co.	46,718	$4,196,211
Consumer Services – 0.6%
Booking Holdings, Inc.	6,156	$1,225,598
Uber Technologies, Inc. (a)	11,918	901,597
		$2,127,195
Diversified Financial Services – 1.1%
Mastercard, Inc., “A”	4,341	$2,558,195
Visa, Inc., “A”	3,818	1,448,434
		$4,006,629

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.9%
AMETEK, Inc.	2,782	$654,243
Amphenol Corp., “A”	9,468	1,501,151
Eaton Corp. PLC	11,378	4,572,591
		$6,727,985
Energy - Independent – 5.0%
Antero Resources Corp. (a)	18,083	$695,834
ConocoPhillips	27,602	3,656,989
EOG Resources, Inc.	18,363	2,661,900
ExxonMobil Holdings Corp.	32,038	5,156,516
Valero Energy Corp.	15,028	5,393,850
		$17,565,089
Energy - Renewables – 0.2%
AES Corp.	38,000	$560,120
Engineering - Construction – 0.5%
Jacobs Solutions, Inc.	11,144	$1,661,013
Entertainment & Leisure – 1.0%
Brunswick Corp.	46,292	$3,513,563
Food & Beverages – 1.9%
Monster Worldwide, Inc. (a)	52,987	$2,433,163
PepsiCo, Inc.	29,602	4,154,345
		$6,587,508
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	77,958	$962,781
Global Systemically Important Banks – 6.2%
Bank of America Corp.	31,395	$1,944,606
Citigroup, Inc.	48,146	6,336,976
Goldman Sachs Group, Inc.	645	661,705
JPMorgan Chase & Co.	13,726	4,886,731
Morgan Stanley	15,772	3,364,483
Wells Fargo & Co.	53,786	4,646,573
		$21,841,074
Hardware, Peripherals, & Assembly – 6.7%
Apple, Inc.	62,555	$19,820,552
Hewlett Packard Enterprise	22,457	1,173,154
Micron Technology, Inc.	1,908	1,829,257
Sandisk Corp. of Delaware (a)	635	994,854
		$23,817,817
Health Maintenance Organizations – 2.3%
Cigna Group	17,730	$4,894,898
Humana, Inc.	6,453	2,472,983
UnitedHealth Group, Inc.	1,777	691,982
		$8,059,863
Insurance – 5.2%
American International Group, Inc.	25,786	$1,969,019
Berkshire Hathaway, Inc., “B” (a)	8,695	4,382,541
Chubb Ltd.	14,325	4,850,445
Equitable Holdings, Inc.	42,693	2,140,200
Everest Group Ltd.	2,615	979,710

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Hartford Insurance Group, Inc.	12,796	$1,757,915
Lincoln National Corp.	51,999	2,214,637
		$18,294,467
Interactive Media Services – 0.8%
Alphabet, Inc., “A”	3,841	$1,303,443
Meta Platforms, Inc., “A”	2,528	1,446,876
		$2,750,319
Machinery & Tools – 3.2%
AGCO Corp.	27,470	$3,249,976
Caterpillar, Inc.	2,045	1,630,826
Deere & Co.	2,547	1,668,056
Wabtec Corp.	17,206	4,919,711
		$11,468,569
Media – 1.1%
Roku, Inc. (a)	13,033	$2,045,269
TKO Group Holdings, Inc.	10,063	1,837,604
		$3,882,873
Medical & Health Technology & Services – 0.9%
IQVIA Holdings, Inc. (a)	3,287	$858,532
McKesson Corp.	1,775	1,571,443
Ventas, Inc., REIT	8,156	743,582
		$3,173,557
Medical Equipment – 2.1%
Boston Scientific Corp. (a)	11,020	$532,266
DexCom, Inc. (a)	10,574	962,868
Medtronic PLC	43,209	3,916,896
Thermo Fisher Scientific, Inc.	3,280	2,024,088
		$7,436,118
Metals & Mining – 1.5%
AngloGold Ashanti PLC	14,827	$1,665,369
Freeport-McMoRan, Inc.	10,441	790,801
Newmont Corp.	23,016	2,901,397
		$5,357,567
Network & Telecom – 0.4%
Qualcomm, Inc.	8,457	$1,441,749
Non-Global Systemically Important Banks – 2.2%
American Express Co.	8,628	$2,848,707
Popular, Inc.	30,129	5,067,396
		$7,916,103
Oil Services – 1.4%
TechnipFMC PLC	61,667	$4,819,276
Pharmaceuticals & Biotechnology – 8.1%
Bristol-Myers Squibb Co.	41,601	$2,779,363
Gilead Sciences, Inc.	41,521	6,076,183
Illumina, Inc. (a)	4,743	1,013,247
Johnson & Johnson	40,736	10,829,666
Pfizer, Inc.	222,319	6,327,199

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals & Biotechnology – continued
Vertex Pharmaceuticals, Inc. (a)	3,012	$1,640,094
		$28,665,752
Real Estate – 1.9%
Essential Properties Realty Trust, REIT	99,510	$2,985,300
Jones Lang LaSalle, Inc. (a)	1,751	640,639
W.P. Carey, Inc., REIT	44,445	3,109,372
		$6,735,311
Real Estate - Storage & Office – 1.5%
Cousins Properties, Inc., REIT	98,751	$2,862,792
Highwoods Properties, Inc., REIT	76,437	2,338,972
		$5,201,764
Restaurants – 1.4%
Aramark	90,158	$5,076,797
Retail & E-commerce – 8.7%
Amazon.com, Inc. (a)	76,049	$19,755,249
Dollar General Corp.	17,181	2,177,692
Home Depot, Inc.	3,767	1,234,935
O'Reilly Automotive, Inc. (a)	34,534	3,066,619
Target Corp.	11,926	1,918,655
TJX Cos., Inc.	14,207	1,902,459
Walmart Stores, Inc.	4,964	520,575
		$30,576,184
Semiconductor & Electronic Components – 1.7%
Analog Devices, Inc.	5,067	$1,834,963
Flex Ltd. (a)	25,658	2,803,137
Intel Corp. (a)	17,170	1,536,887
		$6,174,987
Software – 8.9%
Autodesk, Inc. (a)	8,334	$2,154,589
Intuit, Inc.	5,225	1,877,343
Microsoft Corp.	28,009	14,208,686
Okta, Inc. (a)	24,161	4,180,819
Paylocity Holding Corp. (a)	7,382	1,182,744
Salesforce, Inc.	24,887	6,409,398
Zoom Communications, Inc. (a)	12,749	1,232,573
		$31,246,152
Telecom Services – 1.1%
AT&T, Inc.	66,280	$1,715,989
Space Exploration Technologies, “A” (a)	6,616	950,653
T-Mobile USA, Inc.	6,156	1,110,789
		$3,777,431
Tobacco – 1.9%
Altria Group, Inc.	32,152	$2,201,769
Philip Morris International, Inc.	23,200	4,345,360
		$6,547,129
Transportation & Logistics – 1.2%
J.B. Hunt Transport Services, Inc.	2,475	$657,038
Union Pacific Corp.	12,455	3,744,845
		$4,401,883

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Travel, Gaming, & Lodging – 0.2%
Marriott International, Inc., “A”	1,977	$675,660
Utilities – 3.6%
Duke Energy Corp.	17,077	$2,047,703
Edison International	29,246	1,578,699
NextEra Energy, Inc.	33,033	2,719,937
PG&E Corp.	215,263	2,856,540
Portland General Electric Co.	25,830	1,262,054
Southern Co.	17,914	1,576,432
Talen Energy Corp. (a)	1,924	569,042
		$12,610,407
Total Common Stocks		$350,191,143
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 3.75% (v)	2,521,974	$2,522,227

Other Assets, Less Liabilities – 0.1%		193,255
Net Assets – 100.0%		$352,906,625

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,522,227 and
$350,191,143, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$350,191,143	$—	$—	$350,191,143
Investment Companies	2,522,227	—	—	2,522,227
Total	$352,713,370	$—	$—	$352,713,370
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended August 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,228,325	$18,571,273	$18,277,962	$419	$172	$2,522,227

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$24,628	$—